Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The following table provides the components of discontinued operations, net of tax:

	For the Three Months Ended
	March 31,
	2013	2012
Revenues	$-	$10,039
Cost of Revenue	117,955	97,255
Gross Profit	(117,955)	(87,216)

Operating Expenses
Depreciation and amortization	-	77,395

Loss from Operations	(117,955)	(164,611)

Other Expense
Interest expense	963	750

Loss from discontinued operations	(118,918)	(165,361)
Income tax benefit	46,378	64,491
Loss on discontinued operations, net of tax	$(72,540)	$(100,870)

The following table provides the components of discontinued operations, net of tax:

	For the Years Ended
	December 31,
	2012	2011

Revenues	$617,406	$766,287
Cost of Revenue	1,284,337	852,635

Gross Profit	(666,931)	(86,348)

Operating Expenses
Depreciation and amortization	128,935	511,588

Loss from Operations	(795,866)	(597,936)

Other Expense
Interest expense	1,770	7,714

Loss from discontinued operations	(797,636)	(605,650)
Income tax benefit	311,078	236,204
Loss on discontinued operations, net of tax	$(486,558)	$(369,446)

Schedule of Disposal Groups, Including Discontinued Operation, Assets and Liabilities [Table Text Block]

The following table provides the major classes of assets and liabilities components of discontinued operations, as of:

	March 31,	December 31,
	2013	2012

Accounts Receivable	$18,462	$153,754
Fixed Assets Held for Sale	71,342	304,429

Total Discontinued Assets	$89,804	$458,183

Accounts payable and accrued liabilities	$-	$219,882

Total Discontinued Liabilities	$-	$219,882

The following table provides the major classes of assets and liabilities components of discontinued operations, as of:

	December 31,
	2012	2011

Accounts Receivable	$153,754	$87,740
Fixed Assets Held for Sale	304,429	412,831

Total Discontinued Assets	$458,183	$500,571

Accounts payable and accrued liabilities	$219,882	$29,637

Total Discontinued Liabilities	$219,882	$29,637